Selling, Distribution and Administrative Expenses (Details) - Schedule of administrative expenses - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Administrative Expenses Abstract
Staff expense		$ 7,352,579	$ 3,471,146	$ 2,759,505
Rental expense	[1]	452,137	24,551	702,664
Depreciation and amortization expense		2,997,945	1,261,988	167,380
Utilities expense		72,550	93,736	120,236
Travelling and entertainment expense		601,267	148,063	138,707
Professional fees		2,095,068	1,183,499	932,891
Repairs and maintenance		57,820	71,990	70,443
Employee benefits		125,272	153,454	548,628
Other service fees		433,822	240,328	273,333
Research and development expense		99,947
Other expenses	[2]	1,031,794	933,288	960,685
Selling ,distribution and administrative expenses		$ 15,320,201	$ 7,582,043	$ 6,674,472

[1]	During the year ended December 31, 2020, depreciation expense of $700,741 relating to the right of use assets was recorded as rental expense.
[2]	Other expenses mainly comprised of office expenses, stamp duties, training costs, etc.